Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through other comprehensive income [Abstract]
Summary of financial assets at fair value through other comprehensive income

Financial assets at fair value through other comprehensive income by type
in EUR million	2022	2021
Equity securities	1,887	2,457
Debt securities [1]	29,095	27,340
Loans and advances [1]	643	838
	31,625	30,635
1Debt securities include an amount of EUR -21 million (2021: EUR -12 million) and the Loans and advances includes EUR -1 million (2021: EUR -1 million) of Loan loss provisions.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [text block]

Equity securities designated as at fair value through other comprehensive income
	Carrying value	Carrying value	Dividend income	Dividend income
in EUR million	2022	2021	2022	2021
Investment in Bank of Beijing	1,614	1,700	111	97
Other Investments	273	757	38	25
	1,887	2,457	149	122

Summary of changes in fair value through other comprehensive income financial assets

Changes in fair value through other comprehensive income financial assets
	FVOCI equity securities		FVOCI debt instruments [1]		Total
in EUR million	2022	2021	2022	2021	2022	2021
Opening balance	2,457	1,862	28,178	34,033	30,635	35,895
Additions	17	518	18,789	12,669	18,806	13,186
Amortisation			-18	-46	-18	-46
Transfers and reclassifications	10	-7			10	-7
Changes in unrealised revaluations [2]	-65	-88	-3,230	-1,209	-3,295	-1,296
Impairments				-5		-5
Reversals of impairments			3	4	3	4
Disposals and redemptions	-492	-19	-14,034	-17,730	-14,526	-17,750
Exchange rate differences	-39	191	49	460	10	651
Changes in the composition of the group and other changes			1	2	1	2
Closing balance	1,887	2,457	29,739	28,178	31,625	30,635
1Fair value through other comprehensive income debt instruments includes both debt securities and loans and advances.
2Changes in unrealized revaluations of FVOCI debt instruments include changes on hedged items which are recognized in the statement of profit or loss. Reference is made to Note 19 'Equity' for details on the changes in revaluation reserve.